Superannuation commitments - Sensitivity to changes in significant assumptions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Discount rate
Superannuation commitments
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 136	$ 135
Annual salary increases
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 3	$ 5
Inflation rate
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 131	$ 127
Expected lifetime
Superannuation commitments
Increase in term of life expectancy	1 year	1 year
Increase in obligation	$ 46	$ 45